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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           February 3, 2005
                                                    ---------------------------

Check here if Amendment           / /;               Amendment Number:
                                                                       --------

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Riverside Advisors, LLC
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Address:      4401 Northside Parkway, Suite 390
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              Atlanta, Georgia  30327
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Form 13F File Number:   28-10856
                        --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           Kyle Tomlin
                     ----------------------------------------------------------
         Title:          Manager
                     ----------------------------------------------------------
         Phone:          (404)  949-3101
                     ----------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle Tomlin                 Atlanta, Georgia              02/03/05
----------------------------    ---------------------------    ----------------
       [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

       NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   NONE
                                                ------------------------

Form 13F Information Table Entry Total:              120
                                                ------------------------

Form 13F Information Table Value Total:         $   184,018
                                                 -----------------------
                                                        (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                                                      FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                  itle
                                   of                 Value     SHRs or                     Investment  Other
      Name of Issuer              Class   CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers  Sole  Shared  None
      --------------              -----   -----     --------  ----------  ------  --------  ---------- --------  ----  ------  ----
AEROPOSTALE                       COM   007865108       1986     75,800     SH                SOLE               1986

ABLE LABORATORIES INC.            COM   00371N407        732     31,862     SH                SOLE                732
AETNA                             COM   00817Y108       2386     19,000     SH                SOLE               2386
AFFILIATED COMPUTER SERVICES      COM   008190100       2306     38,100     SH                SOLE               2306
AK STEEL HOLDING CORP             COM   001547108        336     23,300     SH                SOLE                336
ALTERIA GROUP INC                 COM   02209S103       2506     41,000     SH                SOLE               2506
AMAZON.COM INC                    COM   023135106         44      1,000     SH                SOLE                 44
AMERICAN PHARAMACEUTICALS         COM   02886P109       3700     97,700     SH                SOLE               3700
AMPHENOL CORP NEW-CL A            COM   032095101        466     12,700     SH                SOLE                466
APPLIED FILMS CORPORATION         COM   038197109         24      1,100     SH                SOLE                 24
APPLIED MICRO CIRCUITS CORP       COM   03822W109         28      6,700     SH                SOLE                 28
ARTHROCARE CORP                   COM   043136100       1390     43,300     SH                SOLE               1390
ASCENTIAL SOFTWARE CORPORATION    COM   04362P207         13        800     SH                SOLE                 13
ASE TEST LIMITED                  COM   Y02516105       2020    309,200     SH                SOLE               2020
AUTOZONE INC                      COM   053332102       2421     26,700     SH                SOLE               2421
BANK OF AMERICA CORP              COM   060505104       2113     45,000     SH                SOLE               2113
BEAZER HOMES USA INC              COM   07556Q105       9365     64,650     SH                SOLE               9365
BLUEGREEN CORP                    COM   096231105        773     39,000     SH                SOLE                773
CABOT MICROELECTRONICS INC.       COM   12709P103        693     17,300     SH                SOLE                693
CARDINAL HEALTH INC               COM   14149Y108       2524     43,100     SH                SOLE               2524
CAREER EDUCATION CORPORATION      COM   141665109       3138     77,800     SH                SOLE               3138
CAREMARK RX INC                   COM   141705103       2463     62,200     SH                SOLE               2463
CENTEX CORP                       COM   152312104        685     11,500     SH                SOLE                685
CENTRAL EURO MEDIA ENTER          COM   G20045202       1388     22,200     SH                SOLE               1388
CHATTEM INC                       COM   162456107        453     13,700     SH                SOLE                453
CHINA LIFE INSURANCE CO LTD       COM   16939P106       2626    100,000     SH                SOLE               2626
CHINA YUCHAI INTL LTD             COM   G21082105       1992    147,700     SH                SOLE               1992
CLAIRES STORES INC                COM   179584107        533     25,100     SH                SOLE                533
COGNIZANT TECHNOLOGY SOLUTIONS
   CORP                           COM   192446102       2606     61,400     SH                SOLE               2606
COLLEGIATE PACIFIC INC            COM   194589206        597     43,200     SH                SOLE                597
COMMERCE GROUP INC                COM   200641108        501      8,200     SH                SOLE                501
CONEXANT SYSTEMS  INC             COM   207142100         12      6,100     SH                SOLE                 12
CORINTHIAN COLLEGES INC           COM   218868107       2717    144,500     SH                SOLE               2717
COX RADIO INC CL-A                COM   224051102         26      1,600     SH                SOLE                 26
DAWSON GEOPHYSICAL CO             COM   239359102        727     33,500     SH                SOLE                727
DEERE & CO                        COM   244199405       2416     32,500     SH                SOLE               2416
DELTA PETROLEUM CORP              COM   247907207         71      4,500     SH                SOLE                 71
DIRECT GENERAL                    COM   25456W204       2140     66,700     SH                SOLE               2140
DUN & BRADSTREET CORP DEL NEW     COM   26483E100        424      7,100     SH                SOLE                424
ECHOSTAR COMM CORP                COM   278762109       2364     71,300     SH                SOLE               2364
ELECTRONICS BOUTIQUE HOLDINGS
   CORP                           COM   286045109        716     16,700     SH                SOLE                716
ESSEX CORP                        COM   296744105       1636     78,400     SH                SOLE               1636
EURONET WORLDWIDE INC             COM   298736109        557     21,400     SH                SOLE                557
EXPRESS SCRIPTS INC-CL A          COM   302182100       2296     29,900     SH                SOLE               2296
EXPRESSJET HOLDINGS, INC.         COM   30218U108        592     46,000     SH                SOLE                592
FAIRFAX FINC HLDG                 COM   303901102       2551     15,100     SH                SOLE               2551
FARO TECHNOLOGY                   COM   311642102        820     26,300     SH                SOLE                820
FIDELITY NATIONAL FINANCIAL       COM   316326107       2393     52,500     SH                SOLE               2393
FIRST AMERICAN FINANCIAL CORP     COM   318522307        724     20,600     SH                SOLE                724
FOREST LABORATORIES INC           COM   345838106       2489     54,700     SH                SOLE               2489
FREEPORT MCMORAN COPPER & GOLD    COM   35671D857       2391     62,600     SH                SOLE               2391
GENESCO INC                       COM   371532102        672     21,600     SH                SOLE                672
H & R BLOCK INC                   COM   093671105       2967     60,300     SH                SOLE               2967
HANGER ORTHOPEDIC GROUP           COM   41043F208         25      3,100     SH                SOLE                 25
HAYESLEMMERZ INTL INC             COM   420781304         24      2,700     SH                SOLE                 24
HOVNANIAN ENTERPRISES INC CL A    COM   442487203       9412    190,500     SH                SOLE               9412
HSBC HOLDINGS PLC                 COM   404280406       2220     26,000     SH                SOLE               2220
HYDRIL CO                         COM   448774109        528     11,600     SH                SOLE                528
ICICI BANK                        COM   45104G104       3279    165,000     SH                SOLE               3279
IPASS INC                         COM   46261V108       2063    285,000     SH                SOLE               2063
J2 GLOBAL COMM                    COM   46626E205       1484     42,600     SH                SOLE               1484
JAKKS PAC INC                     COM   47012E106        733     33,100     SH                SOLE                733
JOHNSON CONTROLS INC              COM   478366107       3079     48,300     SH                SOLE               3079
JOS A BANK CLOTHIERS INC          COM   480838101        637     22,450     SH                SOLE                637
KB HOME                           COM   48666K109       6864     66,200     SH                SOLE               6864
KONINKLIJKE PHILIPS ELETRS
   NV ADR NEW 2000                COM   500472303       2248     85,000     SH                SOLE               2248
KOS PHARMACEUTICALS INC           COM   500648100        662     17,600     SH                SOLE                662
KRISPY KREM DOUGHNUTS INC         COM   501014104       3051    245,600     SH                SOLE               3051
LATTICE SEMICONDUCTOR CORP        COM   518415104         14      2,400     SH                SOLE                 14
LIFECELL CP                       COM   531927101        717     70,000     SH                SOLE                717
LINCOLN NATIONAL CORP-IND         COM   534187109        630     13,500     SH                SOLE                630
LODGIAN INC                       COM   54021P403         14      1,100     SH                SOLE                 14
LOWES COMPANIES INC               COM   548661107       2272     39,500     SH                SOLE               2272
LSI LOGIC CORP                    COM   502161102         13      2,400     SH                SOLE                 13
LUFKIN INDS INC                   COM   549764108        707     17,800     SH                SOLE                707
M D C HLDGS INC                   COM   552676108       7799     91,400     SH                SOLE               7799
MARTEK INTERGRATED PRODUCTS INC   COM   572901106        701     13,600     SH                SOLE                701
MATRIXX INITIATIVES INC           COM   57685L105        589     51,000     SH                SOLE                589
MAXIM INTERGRATED PRODUCTS INC    COM   57772K101       2280     54,200     SH                SOLE               2280
MERCK & CO INC                    COM   589331107       2969     92,200     SH                SOLE               2969
MERGE TECHNOLOGIES                COM   589981109       2027     90,200     SH                SOLE               2027
MGIC INVESTMENT CORP-WISC         COM   552848103       3029     43,900     SH                SOLE               3029
MOBILE TELESYS                    COM   607409109       2307     16,600     SH                SOLE               2307
NEW FRONTIER MEDIA INC            COM   644398109        647     81,700     SH                SOLE                647
NEXTEL COMM INC-CL A              COM   65332V103       2646     88,000     SH                SOLE               2646
NORFOLK SOUTHERN CORP             COM   655844108        565     15,600     SH                SOLE                565
OCCIDENTIAL PETROLEUM CORP        COM   674599105        519      8,900     SH                SOLE                519
ODYSSEY HEALTHCARE INC            COM   67611V101        473     34,600     SH                SOLE                473
OLD REPUBLIC INTL CORP            COM   680223104        642     25,400     SH                SOLE                642
OLYMPIC STEEL INC                 COM   68162K106       1017     38,400     SH                SOLE               1017
OMNIVISION TECHNOLOGIES INC       COM   682128103        520     28,300     SH                SOLE                520
OPEN JT STK CO-VIMPEL COMMUN      COM   68370R109       1807     50,500     SH                SOLE               1807
ORLEANS HOMEBUILDERS              COM   686588104        604     30,400     SH                SOLE                604
PACIFIC SUNWEAR OF CALIFORNIA     COM   694873100        691     31,000     SH                SOLE                691
PETMED EXPRESS COM                COM   716382106       1355    179,500     SH                SOLE               1355
PMI GROUP INC                     COM   69344M101        676     16,200     SH                SOLE                676
PRTFLIO RECOVERY                  COM   73640Q105        812     19,700     SH                SOLE                812
PULTE CORP                        COM   745867101        746     11,700     SH                SOLE                746
QUEST DIAGNOSTICS INC             COM   74834L100       2316     24,100     SH                SOLE               2316
RADIAN GROUP INC                  COM   750236101        787     14,800     SH                SOLE                787
RC2 CORPORATION                   COM   749388104        616     18,900     SH                SOLE                616
REEBOK INTERNATIONAL LTD          COM   758110100        776     17,650     SH                SOLE                776
RELIANCE STEEL & ALUMINUM CO      COM   759509102        526     13,500     SH                SOLE                526
RYLAND GROUP INC                  COM   783764103       3222     56,200     SH                SOLE               3222
SAFEGUARD SCIENTIFICS             COM   786449108         13      5,900     SH                SOLE                 13
SHARPER IMAGE CORP                COM   820013100        421     22,300     SH                SOLE                421
SINA.COM                          COM   G81477104        796     24,600     SH                SOLE                796
STANDARD PACIFIC CORP NEW         COM   85375C101        737     11,500     SH                SOLE                737
TARO PHARMACEUTICAL               COM   M8737E108       3712    108,300     SH                SOLE               3712
TEXAS INDUSTRIES INC              COM   882491103        711     11,400     SH                SOLE                711
TREX COMPANY                      COM   89531P105        687     13,100     SH                SOLE                687
ULTRALIFE BATTERIES INC           COM   903899102       1143     56,800     SH                SOLE               1143
UNIT CORP                         COM   909218109        821     21,500     SH                SOLE                821
UTSTARCOM INC                     COM   918076100       2673    120,500     SH                SOLE               2673
VARIAN MEDICAL SYSTEMS INC        COM   92220P105        636     14,700     SH                SOLE                636
VENTIV HEALTH INC                 COM   922793104        761     37,500     SH                SOLE                761
WELL POINT INC                    COM   94973V107       3327     28,900     SH                SOLE               3327
WILSHIRE BANCORP INC              COM   97186T108        676     40,800     SH                SOLE                676
WINN-DIXIE STORES INC             COM   974280109         12      2,700     SH                SOLE                 12
XO COMMUNICATIONS INC             COM   983764838         12      3,900     SH                SOLE                 12
ZHONE TECHNOLOGIES INC            COM   98950P108         12      4,800     SH                SOLE                 12


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